DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 1,196	$ 1,588
Derivative financial liabilities for hedging	(3,024)	(12,981)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	0	818
Derivative financial liabilities for hedging	(17)	0
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	1,196	770
Derivative financial liabilities for hedging	$ (3,007)	$ (12,981)